Summary of Significant Accounting Policies (Details Narrative) - John Keeler & Co., Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Due from related party for future shipments	$ 1,079,600		$ 0	$ 982,000
Effective income tax rate	23.242%	39.22%	34.92%	68.09%